Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BARON SELECT FUNDS
Prospectus Date	rr_ProspectusDate	Dec. 31, 2019
Document Creation Date	dei_DocumentCreationDate	Mar. 20, 2020